Other Income/(Expenses), Net - Additional Information (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Income Expense [Line Items]
Fines and penalities paid by subsidiary			¥ 82.8
Gain on disposal of subsidiary				¥ 23.1
Loss contingency, Damages paid, Value	¥ 10.0	$ 1.4
Third Party
Other Income Expense [Line Items]
Equity method investment ownership percentage				60.00%